Operating segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Results, Assets and Liabilities by Segments

The following are the results, assets and liabilities by segments for the years ended December 31, 2023, 2024 and 2025:

December 31, 2023	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	5,266,036	Ps.	2,915,378	Ps.	2,492,164	Ps.	2,932,155	Ps.	1,804,975	Ps.	525,222	Ps.	923,323	Ps.	2,408,142	Ps.	19,267,395	Ps.	—	Ps.	—	Ps.	19,267,395
Non-aeronautical services		1,041,913		622,543		561,976		1,169,048		800,061		98,269		182,829		437,237		4,913,873		1,251,556		—		6,165,429
Improvements to concession assets		4,271,867		450,925		1,715,824		376,172		206,137		37,558		185,069		547,769		7,791,320		—		—		7,791,320
Total revenues		10,579,816		3,988,846		4,769,964		4,477,375		2,811,173		661,049		1,291,221		3,393,145		31,972,588		1,251,556		—		33,224,144
Total intersegment revenues		—		—		—		—		—		—		—		—		—		8,369,155		(8,369,155)		—
Income from operations		4,619,800		2,294,571		2,137,339		2,851,985		895,296		337,981		761,752		786,858		14,685,583		8,822,285		(8,369,155)		15,138,713
Interest income		196,807		132,182		146,952		149,515		118,052		28,305		44,140		149,386		965,340		3,545,745		(3,108,120)		1,402,964
Interest expense		(1,227,357)		(557,143)		(468,036)		(417,251)		21,900		(90,792)		(118,086)		(189,167)		(3,045,932)		(3,501,465)		3,108,120		(3,439,276)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		—		—		—
Depreciation and amortization for the year		(459,556)		(421,742)		(230,168)		(326,769)		(467,968)		(99,270)		(87,899)		(332,729)		(2,426,100)		(119,602)		—		(2,545,702)
Share of gain of associate		—		—		—		—		—		—		—		—		—		1		—		1
Income before income taxes		3,500,714		1,847,204		1,682,813		2,408,417		814,105		242,928		652,492		697,638		11,846,310		9,284,535		(8,369,155)		12,761,690
Income taxes expense		(1,012,193)		(272,352)		(465,744)		(674,719)		(190,094)		(47,872)		(180,660)		(132,545)		(2,976,177)		(95,912)		—		(3,072,090)
Total assets		19,923,075		9,411,058		8,067,761		7,375,756		1,829,445		1,983,026		2,193,605		6,606,148		57,389,875		66,607,919		(56,552,935)		67,444,859
Total liabilities		1,185,166		504,424		714,059		754,806		2,579,087		285,351		403,847		1,287,445		7,714,185		39,892,672		(1,106,645)		46,500,212
Investments in associates		—		—		—		—		—		—		—		—		—		-		—		-
Net cash flows provided by operations activities		3,829,956		2,471,376		1,916,070		2,415,125		2,034,734		346,523		698,647		958,450		14,670,883		250,927		(986,955)		13,934,854
Net cash flow used in investing activities		(5,623,472)		(828,233)		(1,939,152)		(607,268)		(330,259)		(96,579)		(253,738)		(636,395)		(10,316,421)		5,772,710		(6,548,446)		(11,092,156)
Net cash flow used in financing activities		(132,785)		(2,081,188)		(784,133)		(1,543,711)		(1,109,162)		(221,136)		(275,360)		(475,945)		(6,623,420)		8,724,660		(6,891,002)		(4,789,761)
Additions to non-current as assets		16,440,266		6,444,268		5,728,023		4,432,137		4,451,408		1,068,774		1,227,213		3,978,379		43,770,469		2,150,649		—		45,921,118

December 31, 2024	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	5,372,285	Ps.	2,787,018	Ps.	2,414,056	Ps.	2,763,264	Ps.	1,870,679	Ps.	515,477	Ps.	917,088	Ps.	2,470,200	Ps.	19,110,067	Ps.	—	Ps.	—	Ps.	19,110,067
Non-aeronautical services		1,317,331		521,856		587,407		1,261,519		826,710		116,002		190,854		426,314		5,247,993		2,423,773		—		7,671,766
Improvements to concession assets		2,978,055		394,796		1,529,823		580,258		228,550		92,854		311,567		716,638		6,832,541		—		—		6,832,541
Total revenues		9,667,671		3,703,670		4,531,286		4,605,041		2,926,939		724,333		1,419,509		3,612,152		31,190,601		2,423,773		—		33,614,374
Total intersegment revenues		—		—		—		—		—		—		—		—		—		-		—		—
Income from operations		4,558,825		1,856,737		1,985,498		2,577,743		1,016,663		310,727		717,978		727,935		13,752,106		11,702,985		(10,404,447)		15,050,644
Interest income		108,675		71,911		117,311		212,713		127,281		46,097		43,703		113,053		840,744		765,165		(316,638)		1,289,271
Interest expense		(85,129)		(33,342)		(45,795)		(64,123)		(1,600)		(2,784)		(7,854)		(53,272)		(293,899)		(4,127,161)		316,637		(4,104,423)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		—		—		—
Depreciation and amortization for the year		(603,129)		(472,715)		(220,975)		(364,526)		(480,960)		(100,863)		(88,856)		(364,927)		(2,696,951)		(364,088)		—		(3,061,039)
Share of gain of associate		—		—		—		—		—		—		—		—		—		-		—		-
Income before income taxes		4,584,792		1,912,396		2,115,131		2,875,373		737,050		376,118		777,153		821,232		14,199,245		8,320,943		(10,404,447)		12,115,741
Income taxes expense		(1,216,363)		(268,059)		(560,626)		(782,044)		(182,267)		(82,866)		(204,109)		(170,103)		(3,466,437)		226,135		—		(3,240,302)
Total assets		23,183,154		9,253,785		8,562,633		7,786,187		3,251,557		2,157,056		2,293,425		7,343,753		63,831,550		78,944,248		(61,122,725)		81,653,073
Total liabilities		3,527,338		537,554		874,292		1,021,721		2,921,359		316,090		390,550		1,703,381		11,292,285		50,414,360		(4,675,311)		57,031,334
Investments in associates		—		—		—		—		—		—		—		—		—		-		—		-
Net cash flows provided by operations activities		4,838,698		2,456,836		2,104,689		2,691,413		1,282,586		432,691		684,270		1,459,868		15,951,051		1,283,663		(560,374)		16,674,340
Net cash flow used in investing activities		(3,893,093)		(564,476)		(1,399,244)		(663,155)		(378,960)		(125,270)		(268,817)		(1,153,604)		(8,446,619)		4,114,608		(4,452,973)		(8,784,984)
Net cash flow used in financing activities		(1,019,994)		(1,856,472)		(1,315,231)		(2,028,031)		(916,868)		(164,462)		(533,069)		(580,428)		(8,414,555)		7,847,474		(4,452,973)		(5,020,054)
Additions to non-current as assets		19,490,073		6,402,930		6,924,576		4,823,390		5,992,175		1,086,793		1,413,917		4,860,588		50,994,442		5,054,149		—		56,048,591

December 31, 2025	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	6,529,859	Ps.	3,372,198	Ps.	2,927,339	Ps.	3,349,711	Ps.	1,809,739	Ps.	625,765	Ps.	1,120,758	Ps.	3,086,447	Ps.	22,821,817	Ps.	—	Ps.	—	Ps.	22,821,817
Non-aeronautical services		1,470,764		519,130		653,345		1,331,007		848,880		111,025		196,562		462,260		5,592,973		4,111,117		—		9,704,090
Improvements to concession assets		3,628,505		1,131,899		1,990,617		423,484		258,407		61,451		358,366		1,029,904		8,882,633		—		—		8,882,633
Total revenues		11,629,128		5,023,227		5,571,301		5,104,203		2,917,028		798,241		1,675,687		4,578,609		37,297,424		4,111,117		—		41,408,540
Total intersegment revenues		—		—		—		—		—		—		—		—		—		11,254,435		(11,254,435)		—
Income from operations		5,113,484		2,148,225		2,259,227		2,879,943		1,014,992		571,828		1,032,435		942,146		15,962,280		12,872,270		(11,254,435)		17,580,115
Interest income		141,367		59,469		79,384		201,805		83,040		68,791		36,565		28,200		698,621		1,309,618		(982,920)		1,025,319
Interest expense		(494,162)		(66,028)		(161,097)		(113,392)		(190,976)		(26,335)		(31,961)		(104,832)		(1,188,783)		(4,252,472)		982,920		(4,458,335)
Depreciation and amortization for the year		(877,246)		(510,818)		(252,380)		(409,460)		(524,760)		(103,113)		(105,425)		(412,467)		(3,195,669)		(556,279)		—		(3,751,948)
Income before income taxes		4,691,867		2,103,269		2,142,731		2,858,976		717,926		396,428		814,550		978,673		14,704,420		10,663,821		(11,254,403)		14,113,838
Income taxes expense		(1,307,269)		(325,845)		(616,954)		(783,182)		(175,990)		(88,932)		(226,542)		(220,948)		(3,745,664)		(367,565)		—		(4,113,229)
Total assets		27,761,297		10,086,191		10,141,160		8,004,437		3,510,320		2,198,465		2,398,946		8,446,493		72,547,309		14,831,206		761,760		88,140,275
Total liabilities		8,090,618		841,401		2,216,329		974,560		1,178,541		235,544		383,413		2,431,217		16,351,622		47,188,279		(235,557)		63,304,344
Net cash flows provided by operations activities		4,079,939		2,417,378		1,789,605		2,533,092		1,251,918		376,958		653,748		2,052,158		15,154,796		2,991,047		103,897		18,249,740
Net cash flow used in investing activities		(4,774,718)		(1,146,354)		(1,872,852)		(666,300)		(424,794)		(65,948)		(450,102)		(1,598,587)		(10,999,722)		8,426,076		(9,697,472)		(12,271,118)
Net cash flow used in financing activities		716,072		(1,300,766)		(154,350)		(1,917,872)		(1,661,274)		(306,342)		(502,014)		(526,300)		(5,652,847)		6,320,431		(10,144,540)		(9,476,956)
Additions to non-current as assets		24,202,571		7,537,760		8,666,864		5,011,063		6,600,738		1,083,463		1,779,952		6,028,070		60,910,481		3,657,066		—		64,567,547